Summary Of Significatn Accounting Policies - Allowance For Mortgage Loans Receivable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Balance at December 31, 2018	$ 1,672,003	$ 1,428,155	$ 1,311,983
Provision for losses on mortgage loans receivable	48,741	254,310	116,172
Reclassified to real estate held for sale	(100,537)	(10,462)
Balance at March 31, 2019	$ 1,620,207	$ 1,672,003	$ 1,428,155